Other investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Non Current Investments [Abstract]
Financial instruments and other financial assets at fair value through other comprehensive income	[1]	$ 1,024.8	$ 1,060.0
Financial assets at fair value through profit or loss	[1]	21.7	13.2
Other		5.2	7.7
Total		1,051.7	1,080.9
Current investments
Bank deposits and other financial assets at amortized cost		179.0	150.9
Financial assets at fair value through profit or loss	[1]	555.9	648.5
Financial instruments at fair value through other comprehensive income		0.2	1.0
Total current investments		$ 735.1	$ 800.4
Bank deposits at amortized costs
Current investments
Average interest rate (as a percent)		4.60%	5.00%
Debt securities at fair value through other comprehensive income
Current investments
Average interest rate (as a percent)		4.30%	4.40%
Weighted average of debt securities		1 year 8 months 12 days

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.